MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH
                     SECURITIES TRUST TWO WORLD
                     TRADE CENTER
                       NEW YORK, NEW
YORK
                         (212) 392-1600

December 2, 1999
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Morgan  Stanley  Dean Witter Developing  Growth
Securities Trust
     File #2-81151
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via Edgar with the Securities and Exchange Commission on November
29,1999.


                                             Very
truly yours,
                          /s/Marilyn K. Cranney
                                             Marilyn
                                             K.
                                             Cranney
                                             Assistan
                                             t
                                             Secretar
                                             y



cc: Larry Greene
     Barry Fink